Investment Portfolioas of August 31, 2026 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 98.3%
Health Care 98.3%
Biotechnology 20.5%
AbbVie, Inc.	51,180	13,123,576
Alnylam Pharmaceuticals, Inc.*	7,001	1,685,071
Amgen, Inc.	19,793	8,508,615
Argenx SE (ADR)*	2,823	2,912,376
Biogen, Inc.*	11,150	2,415,647
BioMarin Pharmaceutical, Inc.*	14,842	968,144
Gilead Sciences, Inc.	47,850	7,002,369
Incyte Corp.*	12,579	1,549,984
Insmed, Inc.*	8,239	1,003,675
Natera, Inc.*	4,500	1,448,820
Neurocrine Biosciences, Inc.*	11,537	1,777,044
Regeneron Pharmaceuticals, Inc.	5,385	4,303,046
Revolution Medicines, Inc.*	3,600	740,052
United Therapeutics Corp.*	1,200	612,456
Vertex Pharmaceuticals, Inc.*	12,681	6,905,058
		54,955,933
Health Care Distributors 4.8%
Cardinal Health, Inc.	15,800	3,706,996
Cencora, Inc.	10,814	3,499,410
McKesson Corp.	6,400	5,666,048
		12,872,454
Health Care Equipment 15.2%
Abbott Laboratories	64,801	7,151,437
Becton Dickinson & Co.	12,200	2,294,942
Boston Scientific Corp.*	83,256	4,021,265
Dexcom, Inc.*	22,908	2,086,003
Edwards Lifesciences Corp.*	21,596	1,959,837
GE HealthCare Technologies, Inc.	19,500	1,388,985
Globus Medical, Inc. "A"*	8,100	659,097
IDEXX Laboratories, Inc.*	3,089	1,719,615
Insulet Corp.*	5,332	792,655
Intuitive Surgical, Inc.*	14,659	5,524,391
Medtronic PLC	48,488	4,395,437
ResMed, Inc.	9,347	2,244,215
Stryker Corp.	19,804	6,412,535
		40,650,414
Health Care Services 1.5%
Labcorp Holdings, Inc.	3,490	1,160,983
Privia Health Group, Inc.*	41,332	846,893
RadNet, Inc.*	24,997	1,895,273
		3,903,149
Health Care Supplies 1.9%
Alcon AG (a)	27,497	1,981,434
EssilorLuxottica SA	3,400	631,819

Hoya Corp.	11,000	1,687,264
The Cooper Companies, Inc.*	10,700	749,963
		5,050,480
Health Care Technology 0.6%
Veeva Systems, Inc. "A"*	5,218	1,490,730
Life Sciences Tools & Services 10.3%
Agilent Technologies, Inc.	19,806	3,041,410
Bio-Techne Corp.	9,200	665,252
Danaher Corp.	27,038	5,774,235
Illumina, Inc.*	4,691	1,002,138
IQVIA Holdings, Inc.*	11,400	2,977,566
Repligen Corp.*	3,200	579,136
Thermo Fisher Scientific, Inc.	16,298	10,057,496
Waters Corp.*	4,191	1,737,714
West Pharmaceutical Services, Inc.	5,015	1,710,667
		27,545,614
Managed Health Care 5.9%
Centene Corp.*	21,174	1,362,335
Humana, Inc.	3,116	1,194,145
UnitedHealth Group, Inc.	34,323	13,365,719
		15,922,199
Pharmaceuticals 37.6%
AstraZeneca PLC	47,473	7,696,798
Bristol-Myers Squibb Co.	69,916	4,671,088
Eli Lilly & Co.	28,554	33,029,268
Johnson & Johnson	63,685	16,930,657
Merck & Co., Inc.	95,719	14,143,440
Novartis AG (ADR)	48,800	7,420,528
Novo Nordisk A/S (ADR)	88,210	3,998,559
Pfizer, Inc.	107,970	3,072,826
Roche Holding AG	13,200	5,722,821
Sandoz Group AG (ADR)	8,200	689,702
Sanofi SA (ADR)	38,050	1,687,898
Zoetis, Inc.	19,156	1,476,928
		100,540,513
Total Common Stocks (Cost $97,647,066)		262,931,486

Rights 0.0%
Health Care
Apellis Pharmaceuticals, Inc.* (b) (Cost $96)	3,200	96

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.7% (c) (Cost $4,353,430)	4,353,430	4,353,430

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $102,000,592)	99.9	267,285,012
Other Assets and Liabilities, Net	0.1	157,746
Net Assets	100.0	267,442,758
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 are as follows:
Value ($) at 5/31/2026	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (c) (d)
16,815	—	16,815 (e)	—	—	1,628	—	—	—
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 3.7% (c)
1,024,307	15,887,273	12,558,150	—	—	58,163	—	4,353,430	4,353,430
1,041,122	15,887,273	12,574,965	—	—	59,791	—	4,353,430	4,353,430

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $1,419,582, which is 0.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,446,979.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2026.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$54,955,933	$—	$—	$54,955,933
Health Care Distributors	12,872,454	—	—	12,872,454
Health Care Equipment	40,650,414	—	—	40,650,414
Health Care Services	3,903,149	—	—	3,903,149
Health Care Supplies	2,731,397	2,319,083	—	5,050,480
Health Care Technology	1,490,730	—	—	1,490,730
Life Sciences Tools & Services	27,545,614	—	—	27,545,614
Managed Health Care	15,922,199	—	—	15,922,199
Pharmaceuticals	94,817,692	5,722,821	—	100,540,513
Rights	—	—	96	96
Short-Term Investments	4,353,430	—	—	4,353,430
Total	$259,243,012	$8,041,904	$96	$267,285,012
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DHWF-PH1